Land use rights, net	12 Months Ended
Dec. 31, 2015
Land use rights, net
Land use rights, net

12.  Land use rights, net

Land use rights, net, consist of the following:

	As of December 31,
	2014	2015
	RMB	RMB
Land use rights	1,108,125	1,999,424
Less: Accumulated amortization	(40,872)	(71,232)

Net book value	1,067,253	1,928,192

Amortization expenses for land use rights were RMB11,700, RMB19,342 and RMB30,360 for the years ended December 31, 2013, 2014 and 2015, respectively.

As of December 31, 2015, amortization expenses related to the land use rights for future periods are estimated to be as follows:

	For the year ended December 31,
	2016	2017	2018	2019	2020	2021 and thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	40,802	40,802	40,802	40,802	40,802	1,724,182